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                       SUPPLEMENT DATED DECEMBER 16, 2004

                                       to

                         PROSPECTUS DATED MAY 1, 2004*
                          (As Previously Supplemented)

                                       of

                      JOHN HANCOCK VARIABLE SERIES TRUST I

     On December 15, 2004, the Board of Trustees of John Hancock Variable Series Trust I ("JHVST") unanimously approved a reorganization (the "Reorganization") pursuant to which each separate investment fund of JHVST will combine into one of the separate investment funds of Manufacturers Investment Trust. (Manufacturers Investment Trust's name will be changed to "John Hancock Trust" as of January 1, 2005, and this prospectus supplement therefore refers to that trust as "JHT.") The investment manager of JHVST and the investment manager of JHT are both indirect wholly-owned subsidiaries of Manulife Financial Corporation, a publicly-traded Canadian holding company.

     In approving the Reorganization, the Trustees, including the Trustees who are not "interested persons" of JHVST or JHT, determined that each proposed combination ("Combination") of a JHVST fund (an "Acquired Fund") into a JHT fund (an "Acquiring Fund") would be in the best interest of that JHVST fund and its shareholders, as well as in the best interest of variable annuity and variable life insurance contract owners that participate in that fund.

     It is proposed that the Reorganization will occur as of April 29, 2005, when the outstanding shares of each Acquired Fund will be cancelled and, in their place, will be issued shares of the Acquiring Fund into which that Acquired Fund is being combined. Thereafter, the Acquired Fund will cease to exist.

     Pursuant to the Reorganization, each Acquired Fund (listed in the left column below) will combine into the corresponding Acquiring Fund (listed opposite in the right column below):

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JHVST                                         Corresponding JHT
Acquired Fund                                 Acquiring Fund
--------------------------------------------------------------------------------
Active Bond Fund                              Active Bond Trust
--------------------------------------------------------------------------------
Bond Index Fund                               Bond Index Trust B
--------------------------------------------------------------------------------
Earnings Growth Fund                          Large Cap Growth Trust
--------------------------------------------------------------------------------
Equity Index Fund                             500 Index Trust B
--------------------------------------------------------------------------------
Financial Industries Fund                     Financial Services Trust
--------------------------------------------------------------------------------
Fundamental Value Fund                        Equity Income Trust
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     * This document also supplements each May 1, 2004 or later prospectus (as previously supplemented) with respect to variable annuity or variable life insurance contracts under which any funds of JHVST are investment options.

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JHVST                                         Corresponding JHT
Acquired Fund                                 Acquiring Fund
--------------------------------------------------------------------------------
Global Bond Fund                              Global Bond Trust
--------------------------------------------------------------------------------
Growth & Income Fund                          Growth & Income Trust II
--------------------------------------------------------------------------------
Health Sciences Fund                          Health Sciences Trust
--------------------------------------------------------------------------------
High Yield Bond Fund                          High Yield Trust
--------------------------------------------------------------------------------
International Equity Index Fund               International Equity Index Trust B
--------------------------------------------------------------------------------
Large Cap Growth Fund                         Blue Chip Growth Trust
--------------------------------------------------------------------------------
Large Cap Value Fund                          Equity Income Trust
--------------------------------------------------------------------------------
Managed Fund                                  Managed Trust
--------------------------------------------------------------------------------
Mid Cap Growth Fund                           Mid Cap Stock Trust
--------------------------------------------------------------------------------
Mid Cap Value B Fund                          Mid Value Trust
--------------------------------------------------------------------------------
Money Market Fund                             Money Market Trust B
--------------------------------------------------------------------------------
Overseas Equity B Fund                        Overseas Equity Trust
--------------------------------------------------------------------------------
Real Estate Equity Fund                       Real Estate Securities Trust B
--------------------------------------------------------------------------------
Short-Term Bond Fund                          Short-Term Bond Trust
--------------------------------------------------------------------------------
Small Cap Emerging Growth Fund                Small Cap Emerging Growth Trust
--------------------------------------------------------------------------------
Small Cap Value Fund                          Small Cap Value Trust
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Total Return Bond Fund                        Total Return Trust
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Terms of Reorganization

     The Reorganization has been designed so that each Acquired Fund has substantially the same or similar investment objective and policies as the Acquiring Fund into which it will be combined. In most cases, the overall level of the Acquiring Fund's investment management fees and other operating expenses after the Reorganization (i.e., the fund's "expense ratio") is expected to be lower than the corresponding Acquired Fund's has been. In those cases where the Acquiring Fund's expense ratio is expected to be higher, JHVST's Trustees have concluded that this would be outweighed by the expected advantages of the Reorganization to the Acquired Fund and its shareholders.

     Under the terms of the Reorganization, no Combination of a JHVST fund into a JHT fund will occur unless, among other conditions, the shareholders of the JHVST fund vote to approve that Combination. JHVST shareholders of record as of January 31, 2005 will be entitled to vote on such approval. Proxy solicitation materials will be mailed to owners of variable annuity and variable life insurance contracts as of that date, who will be entitled to give voting instructions for the JHVST fund shares that are attributable to their contracts. The proxy solicitation materials will contain detailed information about the Reorganization and each of the Combinations that are being proposed.

     Under the terms of the Reorganization, each shareholder of an Acquired Fund will receive a number of full and fractional shares of the Acquiring Fund into which it combines having a total value equal to the total value of that shareholder's shares of the Acquired Fund.

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Affect of Reorganization for Variable Annuity and Variable Life Insurance
Contracts

     The JHVST funds serve primarily to support variable investment options under variable annuity and variable life insurance contracts. Upon the Combination of a JHVST fund into the corresponding Acquiring Fund, any investment option based on that JHVST fund will thereafter be based on and supported by that Acquiring Fund.

     No holder of a variable annuity or variable life insurance contract that participates in any JHVST fund will have any taxable income, gain or loss, or suffer any other adverse federal income tax consequences, as a result of the Reorganization.

     Owners of variable annuity and variable life insurance contracts will continue to be able to make transfers into or out of the variable investment options that are available under their contracts at the time of transfer. However, such transfers, and the procedures for making them, will continue to be subject to the terms and conditions set forth in the applicable prospectus for the contract from time to time.

     Also any instructions that a contract owner has in effect as to a variable investment option will continue to be in effect, notwithstanding that the option is supported by a different fund (i.e., the applicable Acquiring Fund) following the Reorganization. Such instructions would include, for example, instructions concerning allocation of premium payments or charges under the variable annuity or variable life insurance contract, and instructions for automatic transactions, such as periodic withdrawals or periodic asset rebalancing. However, owners will continue to be able to change such instructions at any time, in the manner and subject to the terms and conditions set forth in the prospectus for the applicable contract from time to time.

     This supplement is not an offer to sell, nor a solicitation of an offer to buy, shares of any Acquiring Fund. Nor is it a solicitation of any proxy or voting instructions.

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